Note N - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2018	2017	2016

Number of shares issued	7,294	15,118	24,572

Fair value of stock contributed	$295	$428	$575

Cash contributed	500	250	----

Total expense	$795	$678	$575